Revenue and segment information (Contract balances) (Detail) ¥ in Millions	12 Months Ended
Dec. 31, 2019 CNY (¥)
Heat pipeline service [member]
Disclosure of contract liabilities [line items]
The amount recognised in contract liabilities at the beginning of the period	¥ 224
Heat sales [member]
Disclosure of contract liabilities [line items]
The amount recognised in contract liabilities at the beginning of the period	¥ 1,732